Loans and Allowance for Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans and Allowance for Loan Losses

NOTE 3—LOANS AND ALLOWANCE FOR LOAN LOSSES

The Company’s loan portfolio consists primarily of loans to borrowers within Los Angeles, Ventura and Orange counties in California and Las Vegas (Clark County) in Nevada. Although the Company seeks to avoid concentrations of loans to a single industry or based upon a single class of collateral, real estate and real estate associated businesses are among the principal industries in the Company’s market area and, as a result, the Company’s loan and collateral portfolios are, to some degree, concentrated in those industries.

The following tables present the balance and activity related to the allowance for loan losses for held for investment loans by type for the periods presented.

	Three Months Ended March 31,
	2018				2017
(dollars in thousands)	Real Estate	Commercial	Unallocated	Total	Real Estate	Commercial	Unallocated	Total
Beginning balance	$9,309	$4,044	$420	$13,773	$8,111	$6,051	$—	$14,162
Additions (reductions) to the allowance charged to expense	653	(118)	(351)	184	(1,169)	1,169	—	—
Recoveries on loans charged-off	—	—	—	—	—	—	—	—
Less loans charged-off	—	—	—	—	—	24	—	24

Ending balance	$9,962	$3,926	$69	$13,957	$6,942	$7,244	$—	$14,186

The following table presents the recorded investment in loans and impairment method as of and for the three months ended March 31, 2018 and March 31, 2017, and the activity in the allowance for loan losses for the year ended December 31, 2017, by portfolio segment:

(dollars in thousands) As of and for the three months ended March 31, 2018	Real Estate	Commercial	Unallocated	Total
Reserves:
Specific	$—	$—	$—	$—
General	9,962	3,926	69	13,957
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,962	$3,926	$69	$13,957

Loans evaluated for impairment:
Individually	$2,393	$2,072	$—	$4,465
Collectively	866,176	390,974	—	1,257,150
Loans acquired with deteriorated credit quality	313	—	—	313

	$868,882	$393,046	$—	$1,261,928

As of and for the three months ended March 31, 2017	Real Estate	Commercial	Unallocated	Total
Reserves:
Specific	$—	$3,559	$—	$3,559
General	6,942	3,685	—	10,627
Loans acquired with deteriorated credit quality	—	—	—	—

	$6,942	$7,244	$—	$14,186

Loans evaluated for impairment:
Individually	$2,550	$3,559	$—	$6,109
Collectively	771,870	360,847	—	1,132,717
Loans acquired with deteriorated credit quality	737	—	—	737

	$775,157	$364,406	$—	$1,139,563

December 31, 2017	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$8,111	$6,051	$—	$14,162
Provisions	1,198	(2,671)	420	(1,053)
Charge-offs	—	(83)	—	(83)
Recoveries	—	747	—	747

	$9,309	$4,044	$420	$13,773

Reserves:
Specific	$—	$—	$—	$—
General	9,309	4,044	420	13,773
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,309	$4,044	$420	$13,773

Loans evaluated for impairment:
Individually	$2,420	$155	$—	$2,575
Collectively	834,152	412,032	—	1,246,184
Loans acquired with deteriorated credit quality	315	—	—	315

	$836,887	$412,187	$—	$1,249,074

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as current financial information, historical payment experience, collateral adequacy, credit documentation, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis typically includes larger, non-homogeneous loans such as commercial real estate and commercial and industrial loans. This analysis is performed on an ongoing basis as new information is obtained. The Company uses the following definitions for risk ratings:

Pass — Loans classified as pass include loans not meeting the risk ratings defined below.

Special Mention — Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard — Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Impaired — A loan is considered impaired, when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Additionally, all loans classified as troubled debt restructurings (TDRs) are considered impaired.

The risk category of loans by class of loans was as follows at March 31, 2018 and December 31, 2017:

(dollars in thousands)	Pass	Special Mention	Substandard	Impaired	Total
March 31, 2018
Real estate:
Construction and land development	$100,954	$—	$—	$286	$101,240
Commercial real estate	478,059	4,464	15,421	2,107	500,051
Single-family residential mortgages	267,591	—	—	—	267,591
Commercial:
Other	277,678	195	520	—	278,393
SBA	108,711	—	3,870	2,072	114,653

	$1,232,993	$4,659	$19,811	$4,465	$1,261,928

December 31, 2017
Real estate:
Construction and land development	$91,619	$—	$—	$289	$91,908
Commercial real estate	469,422	19,070	5,416	2,131	496,039
Single-family residential mortgages	248,940	—	—	—	248,940
Commercial:
Other	277,518	2,360	888	—	280,766
SBA	126,759	1,778	2,729	155	131,421

	$1,214,258	$23,208	$9,033	$2,575	$1,249,074

The following table presents the aging of the recorded investment in past-due loans at March 31, 2018 and December 31, 2017 by class of loans:

(dollars in thousands)	30-59 Days	60-89 Days	90 Days Or More (2)	Total Past Due	Loans Not Past Due	Total Loans	Non- Accrual Loans (1)
March 31, 2018
Real estate:
Construction and land development	$—	$—	$—	$—	$101,240	$101,240	$—
Commercial real estate	—	—	—	—	500,051	500,051	—
Single-family residential mortgages	790	—	—	790	266,801	267,591	—
Commercial:
Other	689	—	—	689	277,704	278,393	—
SBA	1,462	—	586	2,048	112,605	114,653	2,001

	$2,941	$—	$586	$3,527	$1,258,401	$1,261,928	$2,001

Real estate:
Single-family residential mortgages held for sale	$696	$—	$—	$696	$182,695	$183,391	$—

December 31, 2017
Real estate:
Construction and land development	$—	$—	$—	$—	$91,908	$91,908	$—
Commercial real estate	—	—	—	—	496,039	496,039	—
Single-family residential mortgages	1,175	338	—	1,513	247,427	248,940	—
Commercial:
Other	—	—	—	—	280,766	280,766	—
SBA	—	1,426	84	1,510	129,911	131,421	155

	$1,175	$1,764	$84	$3,023	$1,246,051	$1,249,074	$155

Real estate:
Single-family residential mortgages held for sale	$697	$—	$—	$697	$125,150	$125,847	$—

(1)	Included in total loans.
(2)	As of March 31, 2018, there were no loans over 90 days past due and still accruing. There was one loan over 90 days past due and still accruing in the amount of $71,000 as of December 31, 2017.

Information relating to individually impaired loans presented by class of loans was as follows at March 31, 2018 and December 31, 2017:

(dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Average Balance	Interest Income	Related Allowance
March 31, 2018
With no related allowance recorded
Real estate:
Construction and land development	$286	$286	$288	$6	$—
Commercial real estate	2,108	2,108	2,119	51	—
Commercial—SBA	2,071	2,071	1,114	34	—

Total	$4,465	$4,465	$3,521	$91	$—

December 31, 2017
With no related allowance recorded
Real estate:
Construction and land development	$289	$289	$296	$16	$—
Commercial real estate	2,131	2,131	2,192	297	—
Commercial—SBA	155	155	78	15	—

Total	$2,575	$2,575	$2,566	$328	$—

No interest income was recognized on a cash basis for the three months ended March 31, 2018 and for the year ended December 31, 2017.

The Company had five and four loans identified as TDRs at March 31, 2018 and December 31, 2017, respectively. There were no specific reserves on TDRs as of March 31, 2018 or December 31, 2017. There are no commitments to lend additional amounts at March 31, 2018 and December 31, 2017 to customers with outstanding loans that are classified as TDRs.

As of March 31, 2018, the terms of one loan was modified as TDR. The modification of the terms generally included loans where a moratorium on loan payments was granted. Such moratoriums ranged from three months to twelve months on the loans restructured in 2017 and 2016.

The following table presents loans by class modified as TDRs that occurred during the three months ended March 31, 2018. There were no TDRs for the year ended December 31, 2017.

(dollars in thousands)	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
March 31, 2018
Commercial	1	$71	$71

The Company has purchased loans as part of its whole bank acquisitions, for which there was at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected.

The outstanding balance and carrying amount of purchased credit-impaired loans at March 31, 2018 and December 31, 2017 were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Outstanding balance	$319	$322
Carrying amount	$313	$315

For these purchased credit-impaired loans, the Company did not increase the allowance for loan losses during the three months ended March 31, 2018 or for the year ended December 31, 2017, as there were no significant reductions in the expected cash flows.

Below is a summary of activity in the accretable yield on purchased credit-impaired loans for the three months ended March 31, 2018 and 2017:

(dollars in thousands)	March 31, 2018	March 31, 2017
Beginning balance	$122	$142
Accretion of income	(1)	(20)

Ending balance	$121	$122

NOTE 5—LOANS

The Company’s loan portfolio consists primarily of loans to borrowers within Los Angeles and Orange County, California. Although the Company seeks to avoid concentrations of loans to a single industry or based upon a single class of collateral, real estate and real estate associated businesses are among the principal industries in the Company’s market area and, as a result, the Company’s loan and collateral portfolios are, to some degree, concentrated in those industries.

A summary of the changes in the allowance for loan losses as of December 31 follows:

(dollars in thousands)	2017	2016	2015
Beginning balance	$14,162	$10,023	$8,848
Additions (reductions) to the allowance charged to expense	(1,053)	4,974	1,386
Recoveries on loans charged-off	747	—	211

	13,856	14,997	10,445
Less loans charged-off	(83)	(835)	(422)

Ending balance	$13,773	$14,162	$10,023

The following table presents the recorded investment in loans and impairment method as of December 31, 2017, 2016 and 2015 and the activity in the allowance for loan losses for the years then ended, by portfolio segment:

(dollars in thousands)
December 31, 2017	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$8,111	$6,051	$—	$14,162
Provisions	1,198	(2,671)	420	(1,053)
Charge-offs	—	(83)	—	(83)
Recoveries	—	747	—	747

	$9,309	$4,044	$420	$13,773

Reserves:
Specific	$—	$—	$—	$—
General	9,309	4,044	420	13,773
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,309	$4,044	$420	$13,773

Loans evaluated for impairment:
Individually	$2,420	$155	$—	$2,575
Collectively	834,152	412,032	—	1,246,184
Loans acquired with deteriorated credit quality	315	—	—	315

	$836,887	$412,187	$—	$1,249,074

December 31, 2016	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$5,788	$4,235	$—	$10,023
Provisions	2,323	2,651	—	4,974
Charge-offs	—	(835)	—	(835)
Recoveries	—	—	—	—

	$8,111	$6,051	$—	$14,162

Reserves:
Specific	$—	$1,782	$—	$1,782
General	8,111	4,269	—	12,380
Loans acquired with deteriorated credit quality	—	—	—	—

	$8,111	$6,051	$—	$14,162

Loans evaluated for impairment:
Individually	$2,556	$3,577	$—	$6,133
Collectively	744,349	359,234	—	1,103,583
Loans acquired with deteriorated credit quality	730	—	—	730

	$747,635	$362,811	$—	$1,110,446

December 31, 2015	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$5,696	$3,152	$—	$8,848
Provisions	(108)	1,494	—	1,386
Charge-offs	—	(422)	—	(422)
Recoveries	200	11	—	211

	$5,788	$4,235	$—	$10,023

Reserves:
Specific	$—	$—	$—	$—
General	5,788	4,235	—	10,023
Loans acquired with deteriorated credit quality	—	—	—	—

	$5,788	$4,235	$—	$10,023

Loans evaluated for impairment:
Individually	$1,482	$4,630	$—	$6,112
Collectively	519,963	264,610	—	784,573
Loans acquired with deteriorated credit quality	1,677	—	—	1,677

	$523,122	$269,240	$—	$792,362

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as current financial information, historical payment experience, collateral adequacy, credit documentation, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis typically includes larger, non-homogeneous loans such as commercial real estate and commercial and industrial loans. This analysis is performed on an ongoing basis as new information is obtained. The Company uses the following definitions for risk ratings:

Pass—Loans classified as pass include loans not meeting the risk ratings defined below.

Special Mention—Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard—Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Impaired—A loan is considered impaired, when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Additionally, all loans classified as troubled debt restructurings are considered impaired.

The risk category of loans by class of loans was as follows as of December 31, 2017 and 2016:

(dollars in thousands) December 31, 2017	Pass	Special Mention	Substandard	Impaired	Total
Real estate:
Construction and land development	$91,619	$—	$—	$289	$91,908
Commercial real estate	469,422	19,070	5,416	2,131	496,039
Single-family residential mortgages	248,940	—	—	—	248,940
Commercial:
Other	277,518	2,360	888	—	280,766
SBA	126,759	1,778	2,729	155	131,421

	$1,214,258	$23,208	$9,033	$2,575	$1,249,074

December 31, 2016
Real estate:
Construction and land development	$87,174	$1,932	$—	$303	$89,409
Commercial real estate	475,499	4,562	19,484	2,253	501,798
Single-family residential mortgages	136,206	13,950	6,272	—	156,428
Commercial:
Other	194,227	—	9,616	—	203,843
SBA	151,066	1,934	2,391	3,577	158,968

	$1,044,172	$22,378	$37,763	$6,133	$1,110,446

The following table presents the aging of the recorded investment in past-due loans as of December 31, 2017 and 2016 by class of loans:

(dollars in thousands) December 31, 2017	30-59 Days	60-89 Days	90 Days Or More (2)	Total Past Due	Loans Not Past Due	Total Loans	Non- Accrual Loans (1)
Real estate:
Construction and land development	$—	$—	$—	$—	$91,908	$91,908	$—
Commercial real estate	—	—	—	—	496,039	496,039	—
Single-family residential mortgages	1,175	338	—	1,513	247,427	248,940	—
Commercial:
Other	—	—	—	—	280,766	280,766	—
SBA	—	1,426	84	1,510	129,911	131,421	155

	$1,175	$1,764	$84	$3,023	$1,246,051	$1,249,074	$155

Real estate:
Single-family residential mortgages held for sale	$697	$—	$—	$697	$125,150	$125,847	$—

December 31, 2016
Real estate:
Construction and land development	$—	$—	$—	$—	$89,409	$89,409	$—
Commercial real estate	—	—	—	—	501,798	501,798	—
Single-family residential mortgages	—	—	—	—	156,428	156,428	—
Commercial:
Other	343	—	—	343	203,500	203,843	—
SBA	—	—	3,577	3,577	155,391	158,968	3,577

	$343	$—	$3,577	$3,920	$1,106,526	$1,110,446	$3,577

Real estate:
Single-family residential mortgages held for sale	$—	$—	$—	$—	$44,345	$44,345	$—

(1)	Included in total loans
(2)	As of December 31, 2017, there was one loan over 90 days past due and still accruing in the amount of $71,000.

Information relating to individually impaired loans presented by class of loans was as follows as of December 31, 2017, 2016 and 2015:

(dollars in thousands) December 31, 2017	Unpaid Principal Balance	Recorded Investment	Average Balance	Interest Income	Related Allowance
With no related allowance recorded
Construction and land development	$289	$289	$296	$16	$—
Commercial real estate	2,131	2,131	2,192	297	—
Commercial—SBA	155	155	78	15	—

Total	$2,575	$2,575	$2,566	$328	$—

December 31, 2016
With no related allowance recorded
Construction and land development	$303	$303	$309	$21	$—
Commercial real estate	2,253	2,253	1,710	280	—
Commercial—SBA	18	18	93	—	—

Subtotal	2,574	2,574	2,112	301	—
With an allowance recorded
Commercial—SBA	3,559	3,559	3,559	—	1,782

Total	$6,133	$6,133	$5,671	$301	$1,782

December 31, 2015
With no related allowance recorded
Construction and land development	$315	$315	$320	$4	$—
Commercial real estate	1,167	1,167	1,145	195	—
Commercial—SBA	4,630	4,630	4,545	14	—

Total	$6,112	$6,112	$6,010	$213	$—

No interest income was recognized on a cash basis as of December 31, 2017, 2016 and 2015.

The Company had four and six loans identified as troubled debt restructurings (“TDR’s”) at December 31, 2017 and 2016, respectively. There were no specific reserves allocated to the loans as of December 31, 2017. A specific reserve for $1,782,000 was allocated for one loan as of December 31, 2016. There were no commitments to lend additional amounts as of December 31, 2017 and 2016, respectively, to customers with outstanding loans that are classified as TDR’s.

During the year ended December 31, 2016, the terms of certain loans were modified as TDR’s. The modification of the terms generally included loans where a moratorium on loan payments was granted. Such moratoriums ranged from three months to six months on the loans restructured in 2016.

The following table presents loans by class modified as TDR’s that occurred during the year ended December 31, 2016:

(dollars in thousands) December 31, 2016	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Commercial real estate	1	$1,047	$1,047

There were no loans modified as TDR’s during the year ended December 31, 2017.

There were no defaults of TDR’s in 2017 and 2016 where the loan was modified within the prior twelve months.

The Company has purchased loans as part of its whole bank acquisitions, for which there was at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected.

The outstanding balance and carrying amount of purchased credit-impaired loans as of December 31 were as follows:

(dollars in thousands)	2017	2016
Outstanding balance	$322	$878
Carrying amount	$315	$730

For these purchased credit-impaired loans, the Company did not increase the allowance for loan losses during 2017 or 2016 as there were no significant reductions in the expected cash flows.

Below is a summary of activity in the accretable yield on purchased credit-impaired loans for 2017, 2016 and 2015:

(dollars in thousands)	2017	2016	2015
Beginning balance	$142	$349	$574
Disposals	—	—	(99)
Restructuring as TDR	—	(22)	—
Accretion of income	(135)	(185)	(126)

Ending balance	$7	$142	$349